Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2020	2019
	$'m	$'m
Trade receivables	632	516
Other receivables and prepayments	237	218
	869	734

Schedule of movements on the provision for impairment of current trade receivables

	2020	2019	2018
	$'m	$'m	$'m
At January 1, as reported	6	17	23
Impact of adoption of IFRS 9 on January 1, 2018	—	—	(4)
At January 1,	6	17	19
Provision for receivables impairment	5	7	2
Receivables written off during the year as uncollectible	(1)	—	(3)
Disposal of Food & Specialty	—	(18)	—
Exchange	1	—	(1)
At December 31,	11	6	17

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2020	2019
	$'m	$'m
Up to three months past due	14	28
Three to six months past due	4	1
Over six months past due	1	5
	19	34